COLUMBIA FUNDS SERIES TRUST I

COLUMBIA TECHNOLOGY FUND
(the "Fund")

Supplement dated April 11, 2013 to the Fund's prospectus dated January 1, 2013, as supplemented

At the adjourned Joint Special Meeting of Shareholders held on April 10, 2013, shareholders of the Fund approved proposals to: (i) change the Fund's fundamental policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries; and (ii) change the classification of the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940.

*****

Accordingly, the following revisions to the Fund's prospectus are made effective immediately:

(Columbia Technology Fund)
The section of the Fund's prospectus entitled "Principal Investment Strategies" is modified by deleting footnote (a) and adding the following paragraph:

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issues than can a diversified fund. Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.

The section of the Fund's prospectus entitled "Principal Risks" is modified by adding the following disclosure as an additional risk within the section:

Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA TECHNOLOGY FUND
(the "Fund")

Supplement dated April 11, 2013 to the Fund's prospectus dated January 1, 2013, as supplemented

At the adjourned Joint Special Meeting of Shareholders held on April 10, 2013, shareholders of the Fund approved proposals to: (i) change the Fund's fundamental policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries; and (ii) change the classification of the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940.

*****

Accordingly, the following revisions to the Fund's prospectus are made effective immediately:

(Columbia Technology Fund)
The section of the Fund's prospectus entitled "Principal Investment Strategies" is modified by deleting footnote (a) and adding the following paragraph:

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issues than can a diversified fund. Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.

The section of the Fund's prospectus entitled "Principal Risks" is modified by adding the following disclosure as an additional risk within the section:

Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 11, 2013
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA TECHNOLOGY FUND
(the "Fund")

Supplement dated April 11, 2013 to the Fund's prospectus dated January 1, 2013, as supplemented

At the adjourned Joint Special Meeting of Shareholders held on April 10, 2013, shareholders of the Fund approved proposals to: (i) change the Fund's fundamental policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries; and (ii) change the classification of the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940.

*****

Accordingly, the following revisions to the Fund's prospectus are made effective immediately:

(Columbia Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Supplement - Text Block	columbia_SupplementTextBlock_01	The section of the Fund's prospectus entitled "Principal Investment Strategies" is modified by deleting footnote (a) and adding the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issues than can a diversified fund. Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.

Risk Supplement-Text Block	columbia_SupplementTextBlock_02	The section of the Fund's prospectus entitled "Principal Risks" is modified by adding the following disclosure as an additional risk within the section:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.